Reconciliation of Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Reconciliation of Estimated Income Taxes to Income Tax Expense as Reported [Line Items]
Income before income tax expense	₨ 365,844.0	$ 4,852.8	₨ 339,959.0	₨ 277,106.4
Statutory income tax rate	25.17%	25.17%	34.94%	34.61%
Expected income tax expense	₨ 92,075.6	$ 1,221.3	₨ 118,795.3	₨ 95,901.0
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund	(4.9)	(0.1)	(343.0)	0.0
Stock-based compensation	1,881.6	25.0	1,867.2	2,282.3
Income exempt from taxes	(744.2)	(9.9)	(1,422.8)	(524.8)
Effect of change in statutory income tax rate	11,213.2	148.7	0.0	(209.2)
Others, net	1,058.7	14.1	496.8	823.2
Income tax expense	₨ 105,480.0	$ 1,399.1	₨ 119,393.5	₨ 98,272.5